Nature of the Business - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Mar. 25, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 16, 2023
Nature Of Business [Line Items]
Common stock shares subscribed				42,000,000
Net income (loss)		$ (53,743)	$ (42,809)
Accumulated deficit		(187,081)	(133,338)
Cash and cash equivalents		25,617	$ 43,893
Proceeds from issuance of common stock		42,000
Homology [Member]
Nature Of Business [Line Items]
Cash and cash equivalents		61,300
Parent company [Member]
Nature Of Business [Line Items]
Cash and cash equivalents		$ 25,600
Subsequent event [Member] | Homology [Member]
Nature Of Business [Line Items]
Business combination shares conversion into rights to purchase common stock	1,682,045
Stockholders' equity, reverse stock split	one-for-eighteen
Outstanding common stock of the combined company	74.40%
Conversion of Stock, Shares Converted	7,017,842